AFBA 5STAR FUND SEMI-ANNUAL REPORT
SEPTEMBER 30, 2001

MESSAGE
TO OUR SHAREHOLDERS

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

September 11th was a horrendous event. Our military members are now fully engaged with a firm response in defense of our great country.

As I write this letter, our thoughts are with our military members, their families and the sacrifices that are being made for our freedom.

We appreciate your continued support of the AFBA 5Star Funds and we would be very pleased to answer your questions, or to provide additional information about your investments.

Sincerely,

C.C. Blanton Chairman

PORTFOLIO
MANAGEMENT REVIEW

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

Dear Valued Shareholders,

We are optimistic.

We hope that you share in our unshakeable belief that our country will weather these difficult times and will grow to be stronger in spite of the terrorist attacks.

Our focus, as always, has been on buying strong companies at a fair price and holding on to them for the long-term. That focus continues. Specifi-cally, we look for companies that meet the following criteria:

  They are well positioned to benefit from the emergence of one or more long-term (3-5 year) trends. Trends that we have identified and researched, such as the aging of the population and the shift from analog to digital cable, among many others, remain unaltered by the events surrounding September 11th.

  They have strong balance sheets. We feel that these firms will be strong enough to survive the difficult economic times that we are in. These companies are likely to emerge from the current crisis stronger relative to their competition.
The market may very well continue its recent volatility for some time. Obviously, we do not know how long the volatility will persist. However, we do know that betting against the United States' economy has been a bad bet in the past. We suspect that it will be a bad bet this time around also.

When we last wrote to you in March 2001 we left you with this advice:

 The sensible way to build wealth over the long-term is consistency. Regularly save money, invest wisely in instruments that you understand, and avoid the temptation to chase the highest current return.

We believe that this advice is more relevant, more important, and even more valuable after the terrible events of September 11th.

As always, we want to thank our shareholders for their support and for their referrals of the AFBA 5Star Funds to their friends and family. We look forward to providing quality money management for your investments.

Sincerely,

John C. Kornitzer
President

Kent W. Gasaway
Sr. Vice President

Tom W. Laming
Sr. Vice President

AFBA 5STAR

BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    SHARES  COMPANY                                                                            MARKET VALUE

COMMON STOCKS - 63.32%

    CAPITAL GOODS - 0.48%
     3,500  Tyco International Ltd.                                                             $   159,250

    CONSUMER CYCLICAL - 20.06%
     5,000  Apollo Group, Inc.*                                                                     210,150
    45,000  Argosy Gaming Co.*                                                                    1,179,000
    30,000  Barnes & Noble, Inc.*                                                                 1,083,000
    25,000  Carnival Corp.                                                                          550,500
     5,000  Devry, Inc.*                                                                            179,500
    42,000  Elcor Corp.                                                                             904,260
    18,300  Ethan Allen Interiors, Inc.                                                             503,250
    23,000  ITT Educational Services, Inc.*                                                         736,000
    15,000  Servicemaster (The) Co.                                                                 166,350
    25,100  Strayer Education, Inc.                                                               1,119,460
                                                                                                  6,631,470

    CONSUMER STAPLES - 1.23%
    15,000  McDonald's Corp.                                                                        407,100
       178  Philip Services Corp.*                                                                      424
                                                                                                    407,524

    ENERGY - 2.07%
     1,565  Eagle GeoPhysical, Inc.*                                                                      0
    40,000  Frontier Oil Corp.*                                                                     686,000
                                                                                                    686,000

    FINANCIAL - 13.00%
    12,000  American Express Co.                                                                    348,720
    11,400  Amvescap PLC (a)                                                                        250,800
    15,000  Bank of America Corp.                                                                   876,000
    17,000  FleetBoston Financial Corp.                                                             624,750
    15,000  J.P. Morgan Chase & Co.                                                                 512,250
    12,000  Morgan Stanley Dean Witter & Co.                                                        556,200
     3,000  Northern Trust Corp.                                                                    157,440
    10,000  PNC Financial Services Group                                                            572,500
    20,500  Stilwell Financial, Inc.                                                                399,750
                                                                                                  4,298,410

See Accompanying Notes to Financial Statements.

AFBA 5STAR
BALANCED FUND (continued)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    SHARES  COMPANY                                                                            MARKET VALUE

COMMON STOCKS - (continued)

    HEALTH CARE - 9.50%
     8,000  Abbott Laboratories                                                                $    414,800
     6,500  American Home Products Corp.                                                            378,625
     4,050  Amgen, Inc.*                                                                            238,019
    11,000  Bristol-Myers Squibb Co.                                                                611,160
    10,000  Johnson & Johnson                                                                       554,000
     9,000  Merck & Co., Inc.                                                                       599,400
     8,500  Schering-Plough Corp.                                                                   315,350
     1,100  Zimmer Holdings, Inc.*                                                                    30,52
                                                                                                  3,141,879

    TECHNOLOGY - 14.32%
    12,000  Altera Corp. *                                                                          196,560
    12,000  Analog Devices, Inc. *                                                                  392,400
    13,000  Applied Materials, Inc. *                                                               369,720
    55,000  Atmel Corp. *                                                                           367,400
    10,000  Cisco Systems, Inc. *                                                                   121,800
    20,000  Dell Computer Corp. *                                                                   370,600
    10,000  Ericsson AB (a)                                                                          34,900
    14,000  Intel Corp.                                                                             286,160
    17,000  Micron Technology, Inc.                                                                 320,110
    14,000  Microsoft Corp. *                                                                       716,380
    27,000  National Semiconductor Corp. *                                                          595,350
    15,000  Nokia Oyj. Corp. (a)                                                                    234,750
    12,000  SanDisk Corp. *                                                                         118,320
    17,000  Scientific-Atlanta, Inc.                                                                298,350
     8,000  SunGard Data Systems, Inc. *                                                            186,960
    12,000  Wind River Systems, Inc. *                                                              126,000
                                                                                                  4,735,760

    TRANSPORTATION & SERVICES - 2.29%
    11,500  FedEx Corp. *                                                                           422,625
    22,500  Southwest Airlines Co.                                                                  333,900
                                                                                                    756,525

    UTILITIES - 0.37%
     4,500  Enron Corp.                                                                             122,535

TOTAL COMMON STOCKS                                                              20,939,353
(COST $23,650,915)

See Accompanying Notes to Financial Statements.

AFBA 5STAR
BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
SHARES OR
FACE AMOUNT  COMPANY                                                                           MARKET VALUE

   CONVERTIBLE PREFERRED STOCKS - 4.40%
       500  Adelphia Communications                                                               $  42,625
    20,000  Bethlehem Steel Corp.                                                                   105,000
     5,000  Fleetwood Capital Trust                                                                 115,625
    30,600  ICO, Inc.                                                                               401,625
    10,100  K-Mart Financing, Inc.                                                                  375,619
    12,500  TXI Capital Trust, Inc.                                                                 415,000

TOTAL CONVERTIBLE PREFERRED STOCKS                                                          1,455,494
(COST $1,632,964)

   CORPORATE BONDS - 27.27%
$  390,000  Adelphia Communications, 9.875% due 3/1/07                                              346,125
   150,000  Adelphia Communications, 10.875% due 10/1/10                                            134,250
   225,000  Applied Extrusion Technology, 10.75% due 7/01/11 (b)                                    225,000
   300,000  Argosy Gaming Co., 10.75% due 6/1/09                                                    321,000
    50,000  Boyd Gaming Corp., 9.25% due 8/01/09  (b)                                                47,500
   235,000  Callon Petroleum Co., 10.125% due 9/15/02                                               231,475
    80,000  Callon Petroleum Co., 10.25% due 9/15/04                                                 78,800
   355,000  Charter Communications Holdings, 11.125% due 1/15/11                                    361,213
    75,000  CMS Energy Corp., 8.50% due 4/15/11                                                      73,415
   361,000  Conexant Systems, 4.00% due 2/01/07                                                     198,550
   300,000  Cummins Engine, 6.75% due 2/15/27                                                       283,519
   200,000  Daimler Chrysler Na. Holdings, 8.50% due 1/18/31                                        211,586
   200,000  Eagle Geophysical, Inc., 10.75% due 7/15/08  (c)                                              0
   250,000  Exide Corp., 10.00% due 4/15/05   172,500
    35,000  Elizabeth Arden, Inc. Series B, 10.375% due 5/15/07                                      31,325
    10,000  Elizabeth Arden, Inc. Series D, 10.375% due 5/15/07                                       8,950
    90,000  Elizabeth Arden, Inc., 11.75% due 2/1/11 (b)                                             85,050
   200,000  Fairchild Semiconductor, 10.125% due 3/15/07                                            189,000
   400,000  FM 1993A Corp., 9.75% due 11/1/03                                                       408,500
     5,000  Frontier Oil Corp., 11.75% due 11/15/09                                                   5,325
   135,000  Giant Industries, 9.75% due 11/15/03                                                    134,325
   135,000  HMH Properties, Inc., 8.45% due 12/1/08                                                 116,100
   375,000  Host Marriott LP, 9.25% due 10/1/07                                                     335,625
   220,000  ICO, Inc., 10.375% due 6/1/07                                                           196,900
   300,000  Interface, Inc., 7.30% due 4/1/08                                                       262,500
    50,000  Isle of Capri Casinos, 8.75% due 4/15/09                                                 44,750
    25,000  K Mart Corp. 9.78% due 1/5/20                                                            24,154
    25,000  Kaiser Aluminum & Chemical, 12.75% due 2/1/03                                            17,875

See Accompanying Notes to Financial Statements.

AFBA 5STAR
BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

FACE AMOUNT  COMPANY                                                                           MARKET VALUE
   CORPORATE BONDS - (continued )
$  200,000  Luigino's, Inc., 10.00% due 2/1/06                                                    $ 188,000
   165,000  Mandalay Resort Group, 7.625% due 7/15/13                                               130,763
    35,000  Mandalay Resort Group, 10.25% due 8/1/07                                                 32,375
   345,000  Mastec, Inc., 7.75% due 2/1/08                                                          281,175
    60,000  MGM Grand, Inc., 9.75% due 6/1/07                                                        59,100
   200,000  MGM Mirage, 8.375% due 2/1/11                                                           181,000
   150,000  Nash Finch Co., 8.50% due 5/1/08                                                        176,675
    25,000  Nuevo Energy Co., 9.50% due 6/1/08                                                       23,625
    25,000  Packard Bioscience Co., 9.375% due 3/01/07                                               25,875
   100,000  Park Place Entertainment, 8.125% due 5/15/11                                             92,000
   350,000  Park Place Entertainment, 8.875% due 9/15/08                                            333,375
    70,000  Pilgrim's Pride Corp., 9.625% due 9/15/11                                                70,700
   155,000  Plains Resources, Inc., 10.25% due 3/15/06                                              157,325
   470,000  Rogers Communications, Inc., 8.875% due 7/15/07                                         472,350
    50,000  Rogers Communications, Inc., 9.125% due 1/15/06                                          49,875
   150,000  Royal Caribbean Cruises, 7.50% due 10/15/27                                             101,227
    75,000  Specialty Retailers, 9.00% due 7/15/07 (c)                                                1,125
   400,000  Station Casinos, Inc., 9.75% due 4/15/07                                                370,000
   175,000  Telecommunications Techniques    Co., 9.75% due 5/15/08                                 105,875
    50,000  Terra Industries, 10.50% due 6/15/05                                                     41,750
   540,000  United Refining Co., 10.75% due 6/15/07                                                 391,500
   250,000  Wal-Mart Stores, 8.75% due 12/29/06                                                     251,232
   450,000  Warner Chilcott, Inc., 12.625% due 2/15/08                                              480,120
   200,000  Williams Communications Group, Inc., 10.875% due 10/1/09                                 84,000
    75,000  Winn-Dixie Stores, Inc., 8.875% due 4/1/08                                               72,000
   350,000  Wiser Oil Co., 9.50% due 5/15/07                                                        299,250

TOTAL CORPORATE BONDS                                                                         9,017,604
(COST $9,411,459)

   CONVERTIBLE CORPORATE BONDS - 2.83%
   300,000  Adaptec, Inc., 4.75% due 2/1/04                                                         270,750
   342,000  Exide Corp., 2.90% due 12/15/05                                                         143,640
 1,240,000  HMT Technology Corp., 5.75% due 1/15/04                                                 111,600
   375,000  Intevac, Inc., 6.50% due 3/1/04                                                         168,281
    50,000  Lomak Petroleum, Inc., 6.00% due 2/1/07                                                  37,813
    10,000  Moran Energy, Inc., 8.75% due 1/15/08                                                     8,988
    10,000  OHM Corp., 8.00% due 10/1/06                                                              8,750
    21,178  Philip Services Corp., 3.00%, due 4/15/20                                                     2
       604  Philip Services Corp., 6.00%, due 4/15/10                                                     0

See Accompanying Notes to Financial Statements.

AFBA 5STAR
BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
SHARES OR
FACE AMOUNT  COMPANY                                                                           MARKET VALUE
CONVERTIBLE CORPORATE BONDS - (continued)
$   35,000  Service Corp. Intl., 6.00%, due 12/15/05                                               $ 29,663
    35,000  Service Corp.    Intl., 6.30%, due 3/15/03                                               33,075
   125,000  Sunrise Assisted Living, Inc., 5.50% due 6/15/02                                        123,906

TOTAL CONVERTIBLE CORPORATE BONDS                                                             936,468
(COST $1,430,611)

MONEY MARKET FUND - 1.25%
   414,947  PNC Bank Money Market                                                                   414,947

TOTAL MONEY MARKET FUND                                                                         414,947
(COST $414,947)

TOTAL INVESTMENTS - 99.07%                                                                   32,763,866
(COST $36,540,896)

Other assets less liabilities - 0.93%                                                               305,989

TOTAL NET ASSETS - 100.00%                                                                 $ 33,069,855

For federal income tax purposes, the identified cost of investments owned at September 30, 2001 was $36,540,896. Net unrealized depreciation for federal income tax purposes was $3,777,030 which is comprised of unrealized appreciation of $3,099,400 and unrealized depreciation of $6,876,430.

(a) - American Depository Reciept.
(b) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) - Security in default.

* - Non-income producing security.
See Accompanying Notes to Financial Statements.

AFBA 5STAR
EQUITY FUND

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    SHARES  COMPANY                                                                            MARKET VALUE

COMMON STOCKS - 99.48%
CAPITAL GOODS - 3.59%
    14,300  Tyco International Ltd.                                                            $    650,650

CONSUMER CYCLICAL - 19.37%
     8,300  Apollo Group, Inc.*                                                                     348,849
    26,400  Barnes & Noble, Inc.*                                                                   953,040
    20,700  Carnival Corp.                                                                          455,814
     6,900  DeVry, Inc. *                                                                           247,710
    20,400  Ethan Allen Interiors, Inc.                                                             561,000
     8,700  ITT Educational Services, Inc.*                                                         278,400
     5,900  Mariott International, Inc.                                                             197,060
    41,900  ServiceMaster (The) Co.                                                                 464,671
                                                                                                  3,506,544

CONSUMER STAPLES - 6.51%
    18,600  McDonald's Corp.                                                                        504,804
    13,900  PepsiCo, Inc.                                                                           674,150
                                                                                                  1,178,954

FINANCIAL - 14.34%
    16,700  American Express Co.                                                                    485,302
     9,300  Morgan Stanley Dean Witter & Co.                                                        431,055
    11,000  Northern Trust Corp.                                                                    577,280
    10,000  PNC Financial Services Group                                                            572,500
     9,600  Wilmington Trust Corp.                                                                  529,920
                                                                                                  2,596,057

HEALTH CARE - 14.72%
    14,600  Abbott Laboratories                                                                     757,010
    11,000  Johnson & Johnson                                                                       609,400
    10,100  Merck & Co., Inc.                                                                       672,660
    16,900  Schering-Plough Corp.                                                                   626,990
                                                                                                  2,666,060

TECHNOLOGY - 30.86%
    28,800  Altera Corp.*                                                                           471,744
    14,300  Analog Devices, Inc.*                                                                   467,610
    14,000  Applied Materials, Inc.*                                                                398,160
    49,600  Atmel Corp. *                                                                           331,328
    20,800  Cisco Systems, Inc.*                                                                    253,344
    19,100  Diebold, Inc.                                                                           727,710
    59,300  Ericsson AB (a)                                                                         206,957

See Accompanying Notes to Financial Statements.

AFBA 5STAR
EQUITY FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    SHARES  COMPANY                                                                            MARKET VALUE

COMMON STOCKS (continued)
TECHNOLOGY - (continued)
    11,100  Microsoft Corp.*                                                                   $    567,987
    22,400  Nokia Oyj Corp. (a)                                                                     350,560
     7,500  Raytheon Co.                                                                            260,625
    16,600  SanDisk Corp.*                                                                          163,676
    19,000  Scientific-Atlanta, Inc.                                                                333,450
    30,200  SunGard Data Systems, Inc.*                                                             705,774
    33,300  Wind River Systems, Inc.*                                                               349,650
                                                                                                  5,588,575

TRANSPORTATION & SERVICES - 6.89%
    17,000  FedEx Corp.*                                                                            624,750
    41,950  Southwest Airlines Co.                                                                  622,538
                                                                                                  1,247,288

UTILITIES - 3.20.%
    21,300  Enron Corp.                                                                             579,999

TOTAL COMMON STOCKS                                                              18,014,127
(COST $20,407,946)

MONEY MARKET FUND - 0.34%
    61,338  PNC Bank Money Market                                                                    61,338

TOTAL MONEY MARKET FUND                                                             61,338
(COST $61,338)

TOTAL INVESTMENTS - 99.82%                                                       18,075,465
(COST $20,469,284)

Other assets less liabilities - 0.18%                                                                31,899

TOTAL NET ASSETS - 100.00%                                                                $ 18,107,364

For federal income tax purposes, the identified cost of investments owned at September 30, 2001 was $20,469,284.
Net unrealized depreciation for federal income tax purposes was $2,393,819, which is comprised of unrealized appreciation of $1,753,890 and unrealized depreciation of $4,147,709.
*  Non-income producing security.
(a) American Depository Receipt.

See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
SHARES OR
FACE AMOUNT  COMPANY                                                                           MARKET VALUE

COMMON STOCKS - 1.69%
CONSUMER STAPLES
       190  Philip Services Corp. *                                                            $        452
     6,588  Purina Mills, Inc. *                                                                    146,254

TOTAL COMMON STOCKS                                                                              146,706
(COST $66,908)

CONVERTIBLE PREFERRED STOCKS - 13.65%
       500  Adelphia Communications                                                                  42,625
    10,000  Bethlehem Steel Corp.                                                                    52,500
     8,000  Carriage Services Capital                                                               225,000
     1,370  Eagle GeoPhysical, Inc. *                                                                     0
    10,000  Fleetwood Capital Trust                                                                 231,250
    10,000  ICO Holdings, Inc.                                                                      131,250
     5,250  K-Mart Financing, Inc.                                                                  195,247
     3,300  TXI Capital Trust, Inc.                                                                 109,560
     5,000  Weatherford International, Inc.                                                         195,625

TOTAL CONVERTIBLE PREFERRED STOCKS                                                         1,183,057
(COST $1,490,278)

CORPORATE BONDS - 69.42%
$  150,000  Adelphia Communications, 9.875% due 3/1/07                                              133,125
   150,000  Applied Extrusion Technology, 10.75% due 7/1/11 (a)                                     150,000
   200,000  Argosy Gaming Co., 10.75% due 6/1/09                                                    214,000
    75,000  Bio-Rad Laboratories, Inc., 11.625% due 2/15/07                                          81,375
    50,000  Boyd Gaming Corp., 9.25% due 8/1/09 (a)                                                  47,500
    15,000  Brunswick Corp., 7.375% due 9/1/23                                                       12,950
   150,000  Callon Petroleum Co., 10.125% due 9/15/02                                               147,750
    15,000  Callon Petroleum Co., 10.25% due 9/15/04                                                 14,775
   100,000  Charter Communications Holdings, 11.125% due 1/15/11                                    101,750
    75,000  CMS Energy Corp., 8.50% due 4/15/11                                                      73,415
   350,000  Conexant Systems, Inc., 4.00% due 2/1/07                                                192,500
   150,000  Cummins Engine, 6.75% due 2/15/27                                                       141,760
   175,000  Daimler Chrysler NA. Holdings, 8.50% due 1/18/31                                        185,137
   175,000  Eagle Geophysical, Inc., 10.75% due 7/15/08 (b)                                               0
    35,000  Elizabeth Arden, Inc. Series B, 10.375% due 5/15/07                                      31,325
    40,000  Elizabeth Arden, Inc. Series D, 10.375% due 5/15/07                                      35,800

See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
FACE AMOUNT  COMPANY                                                                            MARKET VALUE

CORPORATE BONDS - (continued)
$   50,000  Elizabeth Arden, Inc., 11.75% due 2/1/11 (a)                                         $   47,250
    50,000  Exide Technologies Corp., 10.00% due 4/15/05                                             34,500
   200,000  Fairchild Semiconductor, 10.125% due 3/15/07                                            189,000
   200,000  FM 1993A Corp., 9.75% due 11/1/03                                                       204,250
   100,000  Frontier Oil Corp., 11.75% due 11/15/09                                                 106,500
   170,000  Giant Industries, 9.75% due 11/15/03                                                    169,150
    25,000  HMH Properties, Inc., 8.45% due 12/1/08                                                  21,500
   125,000  Host Marriott LP, 9.25% due 10/1/07                                                     111,875
   100,000  ICO Holdings, Inc., 10.375% due 6/1/07                                                   89,500
   125,000  Interface, Inc., 7.30% due 4/1/08                                                       109,375
   175,000  Isle of Capri Casinos, 8.75% due 4/15/09                                                156,625
    90,000  Kaiser Aluminum & Chemical Corp., 12.75% due 2/1/03                                      64,350
    84,000  King Pharmacy, Inc. Guarantee, 10.75%, 2/15/09                                           92,610
    25,000  K Mart Corp., 9.35% due 1/2/20                                                           21,250
     6,000  K Mart Corp., 9.375% due 2/1/06                                                           5,616
    44,000  K Mart Corp., 9.78% due 1/5/20                                                           42,511
   160,000  Luigino's, Inc., 10.00% due 2/1/06                                                      150,400
   100,000  Mandalay Resort Group, 7.625% due 7/15/13                                                79,250
    50,000  Mandalay Resort Group, 10.25% due 8/1/07                                                 46,250
   150,000  Mastec, Inc., 7.75% due 2/1/08                                                          122,250
   100,000  Meritage Corp., 9.75% due 6/1/11                                                         93,000
    50,000  MGM Grand, Inc., 9.75% due 6/1/07                                                        49,250
   100,000  MGM Mirage, 8.375% due 2/1/11                                                            90,500
    75,000  Motorola, Inc., 7.625%, 11/15/10                                                         74,246
   180,000  Nash Finch Co., 8.50% due 5/1/08                                                        171,900
    50,000  Nuevo Energy Co., 9.50% due 6/1/08                                                       47,250
    50,000  Packard Bioscience Co., 9.375% due 3/1/07                                                51,750
   100,000  Park Place Entertainment, 8.125% due 5/15/11                                             92,000
    75,000  Park Place Entertainment, 8.875% due 9/15/08                                             71,437
       644  Philip Services, 6.00% due 4/15/10                                                            0
    50,000  Phillips Van-Heusen, 7.75% due 11/15/23                                                  41,750
   200,000  Plains Resources, Inc., 10.25% due 3/15/06                                              203,000
    50,000  Pulte Corp., 8.125% due 3/1/11                                                           49,583
   100,000  Purina Mills, Inc., 9.00% due 3/15/10 (b)                                                     0
   125,000  Rogers Communications, Inc., 8.875% due 7/15/07                                         125,625
    50,000  Rogers Communications, Inc., 9.125% due 1/15/06                                          49,875
   175,000  Royal Caribbean Cruises, 7.50% due 10/15/27                                             118,098
    25,000  Service Corporation International, 6.00% due 12/15/05                                    21,187
    20,000  Service Corporation International, 6.30% due 3/15/03                                     18,900
    50,000  Servicemaster Co., 7.10% due 3/1/18                                                      40,827

See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
SHARES OR
FACE AMOUNT  COMPANY                                                                            MARKET VALUE

CORPORATE BONDS - (continued)
$  125,000  Specialty Retail, 9.00% due 7/15/07 (b)                                             $     1,875
    85,000  Station Casinos, Inc., 9.75% due 4/15/07                                                 78,625
   100,000  Stewart Enterprises, 10.75% due 7/1/08 (a)                                              106,500
    50,000  Terra Industries, Inc., 10.50% due 6/15/05                                               41,750
   225,000  United Refining Co., 10.75% due 6/15/07                                                 163,125
   250,000  Warner Chilcott, Inc., 12.625% due 2/15/08                                              266,250
    50,000  Williams Communications Group, Inc., 11.70% due 8/1/08                                   21,000
   100,000  Williams Communications Group, Inc., 11.875% due 8/1/10                                  42,000
   250,000  Wind River Systems, Inc., 5.00% due 8/1/02                                              234,062
    75,000  Winn-Dixie Stores, Inc., 8.875% due 4/1/08                                               72,000
   175,000  Wiser Oil Co., 9.50% due 5/15/07                                                        149,625

TOTAL CORPORATE BONDS                                                             6,018,652
(COST $6,374,373)

CONVERTIBLE CORPORATE BONDS - 10.88%
   150,000  Adaptec, Inc., 4.75% due 2/1/04                                                         135,376
   100,000  Analog Devices, Inc., 4.75% due 10/1/05 (a)                                              92,125
   100,000  Analog Devices, Inc., 4.75% due 10/1/05                                                  92,125
   150,000  Exide Corp., 2.90% due 12/15/05 (a)                                                      63,000
   300,000  HMT Technology Corp., 5.75% due 1/15/04 (b)                                              27,000
    85,000  Intevac, Inc., 6.50% due 3/1/04 (a)                                                      38,144
   140,000  Intevac, Inc., 6.50% due 3/1/04                                                          62,825
    50,000  Lomak Petroleum, Inc., 6.00% due 2/1/07                                                  37,813
   210,000  Moran Energy, Inc., 8.75% due 1/15/08                                                   188,738
   122,000  OHM Corp., 8.00% due 10/1/06                                                            106,750
    22,589  Philip Services, 3.00% due 4/15/20                                                            0
   100,000  Sunrise Assisted Living, Inc., 5.50% due 6/15/02                                         99,125

TOTAL CONVERTIBLE CORPORATE BONDS                                                   943,021
(COST $1,258,265)

MONEY MARKET FUND - 2.02%
   175,210  PNC Bank Money Market                                                                   175,210

TOTAL MONEY MARKET FUND                                                             175,210
(COST $175,210)

See Accompanying Notes to Financial Statements.

AFBA 5STAR
HIGH YIELD FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    SHARES  COMPANY                                                                            MARKET VALUE

TOTAL INVESTMENTS - 97.66%                                                   $     8,466,646
(COST $9,365,034)

Other assets less liabilities - 2.34%                                                               203,340

TOTAL NET ASSETS - 100.00%                                                   $     8,669,986

For federal income tax purposes, the identified cost of investments owned on September 30, 2001 was $9,365,034. Net unrealized depreciation for federal income tax purposes was $898,388, which is comprised of unrealized  appreciation of $205,174 and unrealized depreciation of $1,103,562.
(a) - Security exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) - Security in default.

* - Non-income producing security.

See Accompanying Notes to Financial Statements.

AFBA 5STAR
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    SHARES  COMPANY                                                                            MARKET VALUE

COMMON STOCKS - 97.93%

BASIC MATERIALS - 2.96%
    22,500  Sigma-Aldrich Corp.                                                               $   1,017,000

CAPITAL GOODS - 2.18%
    20,000  Teleflex, Inc.                                                                          747,800

CONSUMER CYCLICAL - 4.72%
    23,900  Interface, Inc.                                                                         102,770
    30,200  Korn/Ferry International*                                                               249,150
    46,900  Lear Corp.*                                                                           1,267,238
                                                                                                  1,619,158

CONSUMER STAPLES - 14.61%
    25,800  The Coca-Cola Co.                                                                     1,208,730
    29,600  The Gillette Co.                                                                        882,080
    46,200  McDonald's Corp.                                                                      1,253,868
    32,600  Wrigley, (Wm.) Jr. Co.                                                                1,672,380
                                                                                                  5,017,058

FINANCIAL - 8.74%
    53,400  AFLAC, INC.                                                                           1,441,800
    20,000  American International Group, Inc.                                                    1,560,000
                                                                                                  3,001,800

HEALTH CARE - 25.82%
    25,300  American Home Products Corp.                                                          1,473,725
    26,900  Bristol-Myers Squibb Co.                                                              1,494,564
    33,800  Johnson & Johnson                                                                     1,872,520
    35,900  Pfizer, Inc.                                                                         1,439,590
    65,300  Quintiles Transnational Corp.*                                                          953,380
    35,900  Schering-Plough Corp.                                                                 1,331,890
    10,690  Zimmer Holdings, Inc.*                                                                  296,647
                                                                                                  8,862,316

TECHNOLOGY - 38.90%
   102,100  Adaptec, Inc.*                                                                          802,506
    37,300  Agilent Technologies, Inc.*                                                             729,215
    23,500  Analog Devices, Inc.*                                                                   768,450
    37,315  Applied Materials, Inc.*                                                              1,061,239
    64,400  Cadence Design Systems, Inc.*                                                         1,072,260
    49,000  Cisco Systems, Inc.*                                                                    596,820

See Accompanying Notes to Financial Statements.

AFBA 5STAR
USA GLOBAL FUND (continued)

SCHEDULE OF INVESTMENTS
September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

    SHARES  COMPANY                                                                            MARKET VALUE

COMMON STOCKS - (continued)
TECHNOLOGY (continued)
    35,900  Citrix Systems, Inc.*                                                              $    710,820
    42,400  Intel Corp.                                                                             866,656
   101,300  Intevac, Inc.*                                                                          227,925
    26,516  Maxim Integrated Products, Inc.*                                                        926,469
    29,400  Micron Technology, Inc.                                                                 606,326
    23,000  Microsoft Corp.*                                                                      1,176,910
    33,053  MKS Instruments, Inc.*                                                                  586,691
    72,400  Motorola, Inc.                                                                        1,129,440
    52,400  National Semiconductor Corp.*                                                         1,155,420
    17,023  Roxio, Inc.*                                                                            258,750
    58,100  Solectron Corp.*                                                                        676,865
                                                                                                 13,352,762

TOTAL COMMON STOCKS                                                              33,617,894
(COST  $41,882,198)

MONEY MARKET FUND - 2.41%
   829,066  PNC Bank Money Market                                                                   829,066

TOTAL MONEY MARKET FUND                                                                        829,066
(COST  $829,066)

TOTAL INVESTMENTS -  100.34%                                                               34,446,960
(COST $42,711,264)

Liabilities in excess of other assets - (0.34%)                                                   (118,405)

TOTAL NET ASSETS - 100.00%                                                    $  34,328,555

For federal income tax purposes, the identified cost of investments owned at September 30, 2001 was $42,711,264. Net unrealized depreciation for federal income tax purposes was $8,264,304 which is comprised of unrealized appreciation of $1,248,259 and unrealized depreciation of $9,512,563.

*  Non-income producing security.

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS
AND LIABILITIES

September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                        BALANCED           EQUITY      HIGH YIELD     USA GLOBAL
                                                            FUND             FUND            FUND           FUND

ASSETS:
   Investments at value                               $ 32,763,866   $ 18,075,465     $ 8,466,646   $ 34,446,960
   Receivables:
     Dividends                                              34,254          5,802           6,487          7,540
     Interest                                              260,778             62         170,684            437
     Capital shares sold                                     4,603             --              --         26,520
     From advisor                                               --          6,686           9,726             --
     Prepaid expenses and other assets                      35,470         32,871          30,945         34,859

       Total assets                                     33,098,971     18,120,886       8,684,488     34,516,316

LIABILITIES:
   Payables:
     Investment securities purchased                            --             --              --        167,497
     Capital shares redeemed                                 4,553             --              --             --
     Advisory fees                                           5,867             --              --          2,325
     Administrative fees                                     7,175          7,175           7,175          7,175
     Professional fees                                       7,008          3,979           1,720          7,873
     Custody fees                                              926          1,042             843          1,161
     Other accrued expenses                                  3,587          1,326           4,764          1,730

Total liabilities                                           29,116         13,522          14,502        187,761

NET ASSETS                                            $ 33,069,855   $ 18,107,364    $  8,669,986   $ 34,328,555

NET ASSETS CONSIST OF:
     Capital (capital stock and paid-in capital)      $137,053,781   $120,828,911    $ 19,633,301   $143,345,802
     Undistributed net investment income/(loss)             41,955        (26,983)         36,702        (88,836)
     Accumulated net realized loss from investment
       transactions                                       (248,851)      (300,745)       (101,629)      (664,107)
     Net unrealized depreciation from investment
       transactions                                     (3,777,030)    (2,393,819)       (898,388)    (8,264,304)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES           $ 33,069,855   $ 18,107,364     $ 8,669,986   $ 34,328,555
     Investments at Cost                              $136,540,896   $120,469,284     $19,365,034   $142,711,264

Class I Shares
     Net Assets                                       $ 33,038,105   $ 18,075,512     $ 8,639,693   $ 34,296,943
     Shares of Capital Stock Outstanding                 3,271,393      1,616,654       1,022,421      2,940,772
     Net Asset Value Per Share                        $      10.10   $      11.18     $      8.45   $      11.66

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS
AND LIABILITIES (continued)

September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                        BALANCED           EQUITY      HIGH YIELD     USA GLOBAL
                                                            FUND             FUND            FUND           FUND

Class A Shares
   Net Assets                                           $ 10,584         $ 10,618        $ 10,099       $ 10,538
   Shares of Capital Stock Outstanding                     1,042              950           1,171            903
   Net Asset Value Per Share                            $  10.16         $  11.18        $   8.62       $  11.67

Class B Shares
   Net Assets                                           $ 10,583         $ 10,617        $ 10,097       $ 10,537
   Shares of Capital Stock Outstanding                     1,042              950           1,171            903
   Net Asset Value Per Share                            $  10.16         $  11.18        $  08.62       $  11.67

Class C Shares
   Net Assets                                           $ 10,583         $ 10,617        $ 10,097       $ 10,537
   Shares of Capital Stock Outstanding                     1,042              950           1,171            903
   Net Asset Value Per Share                            $  10.16         $  11.18        $  18.62       $  11.67

See Accompanying Notes to Financial Statements.

STATEMENT OF
OPERATIONS

Six Months Ended September 30, 2001 (unaudited)

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
                                                         BALANCED           EQUITY      HIGH YIELD     USA GLOBAL
                                                             FUND             FUND            FUND           FUND

INVESTMENT INCOME:
    Dividends                                          $  202,257        $  88,843       $  63,165     $  124,746
    Interest                                              558,021            2,767         375,277          7,096
    Foreign tax withheld                                       --           (1,184)             --             --

                                                          760,278           90,426         438,442        131,842

EXPENSES:
    Advisor fees                                          148,442           86,965          35,244        163,461
    Administration fees                                    61,500           61,500          61,500         61,500
    Transfer Agent fees                                    29,980           32,130          25,896         37,987
    Registration fees                                      11,589            8,689           7,769         11,410
    Audit fees                                              8,945            5,160           2,127          9,698
    Custodian fees                                          7,690            7,870           7,820          7,730
    Legal fees                                              5,111            2,971           1,207          5,835
    Printing fees                                           4,395            2,532           1,048          4,763
    Insurance fees                                          2,322            1,760             479          2,697
    Distribution fees                                           6                6               6              6
    Miscellaneous fees                                      5,069            1,402           4,327          1,864
      Total expenses before reimbursement                 285,049          210,985         147,423        306,951
      Less: expense reimbursement                         (84,647)         (93,576)        (99,907)       (86,273)
      Net expenses                                        200,402          117,409          47,516        220,678
      Net investment income/(loss)                        559,876          (26,983)        390,926        (88,836)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
    Net realized gain (loss) from investment               90,660         (114,241)         86,024       (555,141)
       transactions
    Net unrealized depreciation
       during the period on investment transactions    (2,762,749)      (2,444,505)       (461,158)    (3,553,083)
    Net loss on investment transactions                (2,672,089)      (2,558,746)       (375,134)    (4,108,224)

    Net increase (decrease) in net assets
          resulting from operations                   $(2,112,213)     $(2,585,729)      $  15,792    $(4,197,060)

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES
IN NET ASSETS

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
                                                                 BALANCED FUND

                                                        SIX MONTHS ENDED
                                                          SEPTEMBER 30,      YEAR ENDED
                                                        2001 (unaudited)   MARCH 31, 2001

OPERATIONS:
Net investment income (loss)                              $    559,876      $   789,449
Net realized gain (loss) from investment transactions           90,660         (321,386)
Net unrealized appreciation (depreciation) on
    investment transactions during the period               (2,762,749)      (1,217,377)
        Net increase (decrease) in net assets
            resulting from operations                       (2,112,213)        (749,314)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                         (549,152)        (725,510)
Net realized gain from investment transactions                      --         (373,928)
Return of capital                                                   --               --
    Total distributions to shareholders                       (549,152)      (1,099,438)

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                    503,698       27,594,891
Reinvested distributions                                       548,542        1,097,950
                                                             1,052,240       28,692,841
Shares repurchased                                            (274,035)        (339,693)
    Net increase from capital share transactions               778,205       28,353,148
    Net increase (decrease) in net assets                   (1,883,160)      26,504,396

NET ASSETS:
    Beginning of period                                     34,953,015        8,448,619
    End of period                                         $ 33,069,855     $ 34,953,015
    Undistributed net investment income (loss)
        at end of period                                  $     41,955     $     31,231

Fund share transactions:
Shares sold                                                     44,775        2,398,816
Reinvested distributions                                        49,998          100,058
                                                                94,773        2,498,874
Shares repurchased                                             (24,816)         (29,738)
    Net increase in fund shares                                 69,957        2,469,136

                                                                   EQUITY FUND

                                                        SIX MONTHS ENDED
                                                          SEPTEMBER 30,      YEAR ENDED
                                                        2001 (unaudited)   MARCH 31, 2001

OPERATIONS:
Net investment income (loss)                              $    (26,983)     $    24,919
Net realized gain (loss) from investment transactions         (114,241)         251,423
Net unrealized appreciation (depreciation) on
    investment transactions during the period               (2,444,505)      (2,864,625)
        Net increase (decrease) in net assets
            resulting from operations                       (2,585,729)      (2,588,283)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                               --          (24,919)
Net realized gain from investment transactions                      --         (434,500)
Return of capital                                                   --         (384,277)
    Total distributions to shareholders                             --         (843,696)

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                    718,372       10,341,631
Reinvested distributions                                            --          840,543
                                                               718,372       11,182,174
Shares repurchased                                            (324,728)        (525,836)
    Net increase from capital share transactions               393,644       10,656,338
    Net increase (decrease) in net assets                   (2,192,085)       7,224,359

NET ASSETS:
    Beginning of period                                     20,299,449       13,075,090
    End of period                                         $ 18,107,364     $ 20,299,449
    Undistributed net investment income (loss)
        at end of period                                  $    (26,983)    $         --

Fund share transactions:
Shares sold                                                     53,728          682,137
Reinvested distributions                                            --           58,574
                                                                53,728          740,711
Shares repurchased                                             (24,577)         (36,321)
    Net increase in fund shares                                 29,151          704,390

                                                                  HIGH YIELD FUND

                                                        SIX MONTHS ENDED
                                                          SEPTEMBER 30,      YEAR ENDED
                                                        2001 (unaudited)   MARCH 31, 2001

OPERATIONS:
Net investment income (loss)                               $   390,926      $   697,238
Net realized gain (loss) from investment transactions           86,024         (186,986)
Net unrealized appreciation (depreciation) on
    investment transactions during the period                 (461,158)         403,421
        Net increase (decrease) in net assets
            resulting from operations                           15,792          913,673

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                         (384,603)        (700,496)
Net realized gain from investment transactions                      --         (127,531)
Return of capital                                                   --               --
    Total distributions to shareholders                       (384,603)        (828,027)

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                    506,749        2,601,223
Reinvested distributions                                       377,378          818,785
                                                               884,127        3,420,008
Shares repurchased                                            (215,054)        (161,166)
    Net increase from capital share transactions               669,073        3,258,842
    Net increase (decrease) in net assets                      300,262        3,344,488

NET ASSETS:
    Beginning of period                                      8,369,724        5,025,236
    End of period                                          $ 8,669,986     $  8,369,724
    Undistributed net investment income (loss)
        at end of period                                   $    36,702     $     30,379

Fund share transactions:
Shares sold                                                     56,979          297,021
Reinvested distributions                                        43,845           94,809
                                                               100,824          391,830
Shares repurchased                                             (24,487)         (18,585)
    Net increase in fund shares                                 76,337          373,245

                                                                   USA GLOBAL FUND

                                                        SIX MONTHS ENDED
                                                          SEPTEMBER 30,      YEAR ENDED
                                                        2001 (unaudited)   MARCH 31, 2001

OPERATIONS:
Net investment income (loss)                              $    (88,836)     $   (20,186)
Net realized gain (loss) from investment transactions         (555,141)         (18,779)
Net unrealized appreciation (depreciation) on
    investment transactions during the period               (3,553,083)      (7,729,181)
        Net increase (decrease) in net assets
            resulting from operations                       (4,197,060)      (7,768,146)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                               --           (1,040)
Net realized gain from investment transactions                      --       (1,478,954)
Return of capital                                                   --         (161,497)
    Total distributions to shareholders                             --       (1,641,491)

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                    912,796       31,737,067
Reinvested distributions                                            --        1,636,032
                                                               912,796       33,373,099
Shares repurchased                                            (532,354)        (869,605)
    Net increase from capital share transactions               380,442       32,503,494
    Net increase (decrease) in net assets                   (3,816,618)      23,093,857

NET ASSETS:
    Beginning of period                                     38,145,173       15,051,316
    End of period                                         $ 34,328,555     $ 38,145,173
    Undistributed net investment income (loss)
       at end of period                                   $   (88,836)     $         --

Fund share transactions:
Shares sold                                                     67,113        1,968,869
Reinvested distributions                                            --          113,142
                                                                67,113        2,082,011
Shares repurchased                                             (39,263)         (57,018)
    Net increase in fund shares                                 27,850        2,024,993

See Accompanying Notes to Financial Statements.

NOTES TO
FINANCIAL STATEMENTS

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

1. ORGANIZATION:

The AFBA 5Star Fund, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with the following series: AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield, AFBA 5Star USA Global Fund, AFBA 5Star Small Cap Fund and AFBA 5Star Science and Technology Fund. Each series, in effect, represents a separate fund. As of September 30, 2001 the AFBA 5Star Small Cap and AFBA 5Star Science and Technology Funds have not commenced operations. Each Series may offer four classes of shares; Class A, Class B, Class C and Class I. Shares of all classes represent equal pro-rata interests in the series, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Investment Valuation - Corporate stocks, bonds and options traded on a national securities exchange or national market are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the closing bid and asked price is used. Securities traded over-the-counter are priced using the mean between the latest bid and asked price. Securities not currently traded are valued at fair value as determined in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. Federal and State Taxes - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

C. Options - In order to produce incremental earnings and protect gains, the Fund may write covered call options on portfolio securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of September 30, 2001.

D. Expenses - The Fund accounts separately for the assets, liabilities and operations of each series. Direct expenses of a Series are charged to that series, while general fund expenses are allocated among the Fund's respective portfolios based on relative net assets. The investment income and expenses of a series (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

E. Investment Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Effective April 1, 2001 interest income recognized on the accrual basis includes accretion of market discount and amortization of premium on debt securities. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the highest cost basis.

F. Dividends and Distribution to Shareholders - Dividends from the High Yield and Balanced Funds' net investment income, if any, are declared and paid quarterly. Dividends from the Equity and USA Global Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on portfolio securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

3. Agreements and Other Transactions with Affiliates - Management fees are paid to AFBA Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of the Fund. AFBA employs at its own expense Kornitzer Capital Management, Inc. to assist in the investment counseling function for the Funds. AFBA pays Kornitzer Capital Management, Inc. a fee of one third of one percent (0.33%) for this service. For the six months ended September 30, 2001 Kornitzer Capital Management, Inc. received $48,986, $28,698, $11,631 and $53,942 for the Balanced, Equity, High Yield and USA Global Funds, respectively. From time to time, AFBA may waive all or a portion of its fees in order to maintain expense limitations. The table below indicates the amount of advisory fees waived for the six months ended September 30, 2001:

Balanced Fund................................. Equity Fund............................. High Yield Fund........................ USA Global Fund.......................	$ 41,606 48,790 35,244 51,529

PFPC Inc. ("PFPC"), a wholly owned subsidiary of PNC Financial Services Group, provides the Funds with administrative services pursuant to an administration agreement (the "Administration Agreement"). The services include the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal and state laws. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of administration fee waived for the six months ended September 30, 2001:

Balanced Fund................................. Equity Fund............................. High Yield Fund........................ USA Global Fund.......................	$ 31,537 33,752 33,824 30,624

PFPC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Company. From time to time, PFPC may waive all or a portion of its fees. The table below indicates the amount of transfer agent fee waived for the six months ended September 30, 2001:

Balanced Fund................................. Equity Fund............................. High Yield Fund........................ USA Global Fund.......................	$ 8,684 6,458 12,311 628

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expense plus a fee for related services pursuant to a custodian agreement with the Company. From time to time, PFPC Trust Company may waive all or a portion of its fees. The table below indicates the amount of custody fee waived for the six months ended September 30, 2001:

Balanced Fund................................. Equity Fund............................. High Yield Fund........................ USA Global Fund.......................	$ 2,820 4,576 4,553 3,492

AFBA has voluntarily agreed to pay certain expenses of the Fund so that the total annual operating expenses of a portfolio will not exceed 1.08% of its average daily net assets. AFBA may be reimbursed by the Fund for such expenses at a later date if such reimbursement does not cause a Fund's expenses to exceed the expense limitation percentage noted above. In order to maintain this expense limitation, AFBA has agreed to reimburse the High Yield Fund for expenses in the amount of $13,975.

4. Investment Transactions:

Investment transactions for the six months ended September 30, 2001, (excluding maturities of short-term commercial notes and repurchase agreements) were as follows:

Balanced Fund Purchases........................................... Proceeds from sales...............................	$ 2,812,212 1,643,385
Equity Fund Purchases........................................... Proceeds from sales...............................	$ 2,199,153 1,396,621
High Yield Fund Purchases........................................... Proceeds from sales...............................	$ 2,070,027 1,593,589
USA Global Fund Purchases........................................... Proceeds from sales...............................	$ 2,907,141 2,477,039

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                             BALANCED FUND
                                                                    FOR THE SIX                                   FOR THE PERIOD
                                                                    MONTHS ENDED                                FROM JUNE 3, 1997
Condensed data for a share of capital stock outstanding          SEPTEMBER 30, 2001                               (INCEPTION) TO
throughout the period                                             (unaudited)         YEARS ENDED MARCH 31,     MARCH 31,1998+

                                                                                    2001        2000+       1999+

Net asset value, beginning of period                                  $ 10.91     $ 11.49     $ 10.22     $ 11.39     $ 10.01

  Income from investment operations:
    Net investment income                                                0.17        0.34        0.41        0.42        0.25
    Net loss on securities (both realized and unrealized)               (0.81)      (0.45)       1.32       (1.17)       1.40

  Total from investment operations                                      (0.64)      (0.11)       1.73       (0.75)       1.65

  Less distributions:
    Dividends from net investment income                                (0.17)      (0.35)      (0.43)      (0.40)      (0.23)
    Distributions from capital gains                                       --       (0.12       (0.03)      (0.02)      (0.04)
    Return of capital                                                      --          --          --          --          --

Total distributions                                                     (0.17)      (0.47)      (0.46)      (0.42)      (0.27)

Net asset value, end of period                                        $ 10.10     $ 10.91     $ 11.49     $ 10.22     $ 11.39

Total return*                                                          (5.99%)     (0.98%)     17.39%      (6.53%)     16.64%

Ratios/Supplemental Data
Net assets, end of period (in millions)                                $   33      $   35      $    8      $    5     $     2
Ratio of expenses to average net assets**                               1.08%       1.06%       1.08%        1.08%      1.08%
Ratio of net investment income to average net assets**                  3.02%       4.05%       4.01%        4.76%      4.06%
Ratio of expenses to average net assets before
   voluntary expense reimbursement**                                    1.54%       1.10%       1.19%        1.33%      1.10%
Ratio of net income to average net assets before
   voluntary expense reimbursement**                                    2.56%       4.01%       3.90%        4.51%      4.04%
Portfolio turnover rate                                                    9%         28%         44%          53%        57%

+   Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.
*   Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.

See Accompanying Notes to Financial Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                             EQUITY FUND
                                                                    FOR THE SIX                                   FOR THE PERIOD
                                                                    MONTHS ENDED                                FROM JUNE 3, 1997
Condensed data for a share of capital stock outstanding          SEPTEMBER 30, 2001                               (INCEPTION) TO
throughout the period                                             (unaudited)         YEARS ENDED MARCH 31,     MARCH 31,1998+

                                                                                    2001        2000+       1999+

Net asset value, beginning of period                                  $ 12.76     $ 14.76     $ 11.54     $ 11.77     $ 10.01

  Income from investment operations:
    Net investment income (loss)                                        (0.02)       0.03        0.02        0.05        0.06
    Net loss on securities (both realized and unrealized)               (1.56)      (1.43)       3.23       (0.22)       1.81

  Total from investment operations                                      (1.58)      (1.40)       3.25       (0.17)       1.87

  Less distributions:
    Dividends from net investment income                                   --       (0.02)      (0.03)      (0.06)      (0.05)
    Distributions from capital gains                                       --       (0.31)         --          --       (0.06)
    Return of capital                                                      --       (0.27)         --          --          --

Total distributions                                                        --       (0.60)      (0.03)      (0.06)      (0.11)

Net asset value, end of period                                        $ 11.18     $ 12.76     $ 14.76     $ 11.54     $ 11.77

Total return*                                                         (12.38%)     (9.97%)     28.22%      (1.43%)     18.81%

Ratios/Supplemental Data
Net assets, end of period (in millions)                               $    18     $    20     $    13      $    7      $    4
Ratio of expenses to average net assets**                               1.08%       1.06%       1.08%       1.08%       1.04%
Ratio of net investment income (loss) to average net assets**          (0.25%)      0.14%       0.15%       0.61%       0.94%
Ratio of expenses to average net assets before
   voluntary expense reimbursement**                                    1.94%       1.09%       1.13%       1.23%          --
Ratio of net income (loss) to average net assets before
   voluntary expense reimbursement**                                   (1.11%)      0.11%       0.10%       0.46%          --
Portfolio turnover rate                                                    7%         29%         31%         64%         76%

+   Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.
*   Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.

See Accompanying Notes to Financial Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                             HIGH YIELD FUND
                                                                    FOR THE SIX                                   FOR THE PERIOD
                                                                    MONTHS ENDED                                FROM JUNE 3, 1997
Condensed data for a share of capital stock outstanding          SEPTEMBER 30, 2001                               (INCEPTION) TO
throughout the period                                             (unaudited)         YEARS ENDED MARCH 31,     MARCH 31,1998+

                                                                                    2001        2000+       1999+

Net asset value, beginning of period                                  $ 18.81     $ 18.72     $ 19.12     $ 10.62     $ 10.01

  Income from investment operations:
    Net investment income                                                0.39        0.84        0.80        0.60        0.34
    Net loss on securities (both realized and unrealized)               (0.36)       0.27       (0.42)      (1.49)       0.59

  Total from investment operations                                       0.03        1.11        0.38       (0.89)       0.93

Less distributions:
    Dividends from net investment income                                (0.39)      (0.87)      (0.78)      (0.58)      (0.32)
    Distributions from capital gains                                       --       (0.15)         --       (0.03)         --

Return of capital                                                          --          --          --          --          --

Total distributions                                                     (0.39)      (1.02)      (0.78)      (0.61)      (0.32)

Net asset value, end of period                                        $ 18.45     $ 18.81     $  8.72     $ 19.12     $ 10.62

Total return*                                                          (0.31%)    (13.49%)      4.28%      (8.45%)      9.37%

Ratios/Supplemental Data
Net assets, end of period (in millions)                                $    9      $    8      $    5      $    4      $    1
Ratio of expenses to average net assets**                               1.08%       1.06%       1.08%       1.08%       1.08%
Ratio of net investment income to average net assets**                  8.92%      10.55%       9.27%       7.47%       5.51%
Ratio of expenses to average net assets before
   voluntary expense reimbursement**                                    3.37%       1.19%       1.26%       1.46%       1.11%
Ratio of net income to average net assets before
   voluntary expense reimbursement**                                    6.63%      10.42%       9.09%       7.09%       5.48%
Portfolio turnover rate                                                   38%         36%         34%         11%         31%

+   Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.
*   Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.

See Accompanying Notes to Financial Statements.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

                                                                                            USA GLOBAL FUND
                                                                    FOR THE SIX                                   FOR THE PERIOD
                                                                    MONTHS ENDED                                FROM JUNE 3, 1997
Condensed data for a share of capital stock outstanding          SEPTEMBER 30, 2001                               (INCEPTION) TO
throughout the period                                             (unaudited)         YEARS ENDED MARCH 31,     MARCH 31,1998+

                                                                                    2001        2000+       1999+

Net asset value, beginning of period                                  $ 13.08     $ 16.90     $ 11.06     $ 11.17     $ 10.01

  Income from investment operations:
    Net investment income (loss)                                        (0.03)       0.01        0.01        0.05        0.07
    Net loss on securities (both realized and unrealized)               (1.39)      (3.22)       5.86)      (0.11)       1.14

  Total from investment operations                                      (1.42)      (3.21)       5.87       (0.06)       1.21

  Less distributions:
    Dividends from net investment income                                   --          --       (0.03)      (0.05)      (0.05)
    Distributions from capital gains                                       --       (0.55)         --          --          --
    Return of capital                                                      --       (0.06)         --          --          --

Total distributions                                                        --       (0.61)      (0.03)      (0.05)      (0.05)

Net asset value, end of period                                        $ 11.66     $ 13.08     $ 16.90     $ 11.06     $ 11.17

Total return*                                                         (10.86%)    (19.34%)     53.11%      (0.52%)     12.16%

Ratios/Supplemental Data
Net assets, end of period (in millions)                               $    34     $    38     $    15     $     6     $     3
Ratio of expenses to average net assets**                               1.08%       1.06%       1.08%       1.08%       1.04%
Ratio of net investment income (loss) to average net assets**          (0.43%)     (0.08%)      0.03%       0.67%       1.07%
Ratio of expenses to average net assets before
   voluntary expense reimbursement**                                    1.50%       1.07%       1.13%        .30%         --
Ratio of net income (loss) to average net assets before
   voluntary expense reimbursement**                                   (0.85%)     (0.09%)     (0.02%)      0.45%         --
Portfolio turnover rate                                                    6%         14%         36%         19%         42%

+   Per share percentage and dollar amounts for the three periods ended March 31, 2000 were audited by other independent accountants.
*   Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.

See Accompanying Notes to Financial Statements.

AFBA 5STAR FUND

AFBA 5STAR BALANCED FUND
AFBA 5STAR EQUITY FUND
AFBA 5STAR HIGH YIELD FUND

AFBA 5STAR USA GLOBAL FUND

This report is not authorized for distribution unless
preceded or accompanied by a current prospectus for the
AFBA 5Star Funds. Distributor: PFPC Distributors, Inc.,
3200 Horizon Drive, King of Prussia, PA 19406.

AFBA 5Star Investment Management Company
909 N. Washington Street
Alexandria, VA 22314
1-800-243-9865

www.afba.com

Shareholder Inquiries 1-888-578-2733

BB9841 11/01 A12-AR/01